REGULATORY REQUIREMENTS	12 Months Ended
Dec. 31, 2021
REGULATORY REQUIREMENTS
REGULATORY REQUIREMENTS

28.  REGULATORY REQUIREMENTS

The Company’s broker-dealer and insurance-broker subsidiaries, Futu Securities, Futu Inc., Futu Clearing Inc., Futu Singapore pte Ltd. and Futu Insurance Brokers (Hong Kong) Limited are subject to capital requirements determined by its respective regulators. Futu Securities, the Company’s subsidiary located in Hong Kong, was subject to the Securities and Futures (Financial Resources) Rules and the Securities and Futures Ordinance, Futu Securities is required to maintain minimum paid-up share capital and liquid capital. Futu Inc. and Futu clearing Inc., the Company’s subsidiaries located in the United States, were subject to the Uniform Net Capital Rule (Rule 15c3-1) under the Exchange Act, which requires the maintenance of minimum net capital. Futu Singapore pte Ltd., the Company’s subsidiary located in Singapore, was subject to the Securities and Futures (Financial and Margin Requirements for Holders of Capital Markets Services Licenses) Regulations, which requires the maintenance of financial resource over its total risk requirement. Futu Insurance Brokers (Hong Kong) Limited, was subject to Insurance (Financial and Other Requirements for Licensed Insurance Broker Companies) Rules, which requires minimum net assets. Futu Securities (Australia) Ltd., the Company’s subsidiary located in Australia, was subject to Regulatory Guide 166 Licensing: Financial requirements, which requires the maintenance of surplus liquid funds when licensees hold client money or property. As of December 31, 2021, Futu Securities (Australia) Ltd. has not hold any client money and property.

28.    REGULATORY REQUIREMENTS (Continued)

The tables below summaries the net capital, the requirement and the excess capital for the Group’s broker-dealer subsidiaries as of December 31, 2021:

	As of December 31, 2021
	Net Capital/
	Eligible Equity	Requirement	Excess

	(HK$ in thousands)
Futu Securities	6,666,092	1,631,080	5,035,012
Futu Inc.	149,871	22,560	127,311
Futu Clearing Inc.	3,308,395	97,565	3,210,830
Futu Singapore pte Ltd.	345,424	156,646	188,778
Futu Insurance Brokers (Hong Kong) Limited	1,718	500	1,218

Regulatory capital requirements could restrict the operating subsidiaries from expanding their business and declaring dividends if their net capital does not meet regulatory requirements.

As of December 31, 2020 and 2021, all of the regulated operating subsidiaries were in compliance with their respective regulatory capital requirements.